Called-up share capital (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
The allotted, called up and fully paid share capital at 31 December was as follows:

		2021		2020		2019
Issued	Shares thousand	$ million	Shares thousand	$ million	Shares thousand	$ million
8% cumulative first preference shares of £1 each[a]	7,233	12	7,233	12	7,233	12
9% cumulative second preference shares of £1 each[a]	5,473	9	5,473	9	5,473	9
		21		21		21
Ordinary shares of 25 cents each
At 1 January	21,449,782	5,362	21,535,840	5,383	21,525,464	5,381
Issue of new shares for the scrip dividend programme	—	—	—	—	208,927	52
Issue of new shares for employee share-based payment plans	35,001	9	34,000	9	37,400	9
Repurchase of ordinary share capital	(706,701)	(177)	(120,058)	(30)	(235,951)	(59)
At 31 December	20,778,082	5,194	21,449,782	5,362	21,535,840	5,383
		5,215		5,383		5,404
[a] The nominal amount of 8% cumulative first preference shares and 9% cumulative second preference shares that can be in issue at any time shall not exceed £10,000,000 for each class of preference shares.
Treasury shares[a]

		2021		2020		2019
	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million
At 1 January	1,187,650	296	1,296,856	323	1,426,265	356
Purchases for settlement of employee share plans	1,432	—	—	—	1,118	—
Issue of new shares for employee share-based payment plans	35,096	9	34,116	9	37,400	9
Shares re-issued for employee share-based payment plans	(86,721)	(22)	(143,322)	(36)	(167,927)	(42)
At 31 December	1,137,457	283	1,187,650	296	1,296,856	323
Of which – shares held in treasury by bp	1,037,201	259	1,105,157	275	1,163,077	290
– shares held in ESOP trusts	100,256	24	82,491	21	133,707	33
– shares held by bp’s US share plan administrator[b]	—	—	2	—	72	—
[a]    See Note 31 for definition of treasury shares.
[b] Held in the form of ADSs to meet the requirements of employee share-based payment plans in the US.